Assets and liabilities held for sale and discontinued operations - Narrative (Details) $ in Thousands				3 Months Ended			12 Months Ended
	Mar. 20, 2024 USD ($)	Nov. 08, 2023 USD ($) T	Dec. 14, 2022 USD ($) T	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) vessel operation	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) vessel operation	Dec. 31, 2022 USD ($) operation	Dec. 31, 2021 USD ($)	Oct. 09, 2023 USD ($) shareholder vessel
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Proceeds from the sale of vessels (Note 8)							$ 1,206,636	$ 356,730	$ 55,844
Non-current assets or disposal groups classified as held for sale					$ 871,876		$ 871,876	$ 18,459	0
Number of discontinued operations | operation					0		0	0
Corporate
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Proceeds from the sale of vessels (Note 8)							$ 2,000
Non-current assets or disposal groups classified as held for sale					$ 1,032		1,032	$ 0	0
Net capital gain							1,000
Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain							$ 411,044	$ 22,064	$ 0
24 VLCC tankers
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale										$ 862,600
Number of shareholders involved in transaction | shareholder										2
Number of vessels sold | vessel										24
Receivables from contracts with customers										$ 2,350,000
Number of vessels delivered | vessel					11		11
Number of vessels transferred to assets held for sale | vessel					13		13
(Expected) Gain					$ 323,300
24 VLCC tankers | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain				$ 372,700
Other disposals of assets
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Net capital gain	$ 78,900
Oceania
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Property plant and equipment, boat carrying capacity | T		441,561
Proceeds from the sale of vessels (Note 8)		$ 43,100
Non-current assets or disposal groups classified as held for sale					8,300		$ 8,300
Oceania | Other disposals of assets
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Gains on sale of vessel				34,800
Assets and liabilities classified as held for sale | Suezmax Cap Charles
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Property plant and equipment, boat carrying capacity | T			158,881
Proceeds from the sale of vessels (Note 8)			$ 40,500
Non-current assets or disposal groups classified as held for sale			$ 18,500
Assets and liabilities classified as held for sale | Suezmax Cap Charles | Other disposals of assets
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Gains on sale of vessel						$ 22,100
Assets and liabilities classified as held for sale | Oceania
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Property plant and equipment, boat carrying capacity | T		441,561
Proceeds from the sale of vessels (Note 8)		$ 43,100
Non-current assets or disposal groups classified as held for sale					$ 8,300		$ 8,300
Assets and liabilities classified as held for sale | Oceania | Other disposals of assets
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Gains on sale of vessel				$ 34,800